SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

May 2025 Registration Statement

On May 5, 2025 Portage filed a shelf registration statement with the SEC in order to sell ordinary shares, warrants and units in one or more offerings from time to time, which became effective on May 14, 2025 (“May 2025 Registration Statement”). In connection with the May 2025 Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covered the offering, issuance and sale by Portage of up to $40 million in the aggregate of the securities identified above from time to time in one or more offerings; and
•	a prospectus supplement, which covered the offer, issuance and sale by Portage in its ATM offering of up to a maximum aggregate offering price of $3,377,250 of Portage’s ordinary shares that may be issued and sold from time to time under the At the Market Offering Agreement, dated June 27, 2025 (the “2025 Sales Agreement”), with Rodman & Renshaw LLC the sales agent (“Rodman”).

Stock for Stock Exchange

On June 5, 2025, Portage entered a mutual Subscription Agreement (“Subscription Agreement”) with Compedica Holdings Limited, a company formed under the laws of the Isle of Man (“Compedica”). Pursuant to the Subscription Agreement, which closed on the same date, Portage issued 625,000 ordinary shares at a per share price of $8.00, which was based on the average five day closing price leading up to the transaction, in exchange for 1,165,501 shares of Compedica. Compedica purchased 37.8% of Portage based on the issued and outstanding ordinary shares of Portage immediately prior to the consummation of the Subscription Agreement, resulting in ownership of 27.4% of the issued and outstanding ordinary shares of Portage immediately after the consummation of the Subscription Agreement.

The Portage ordinary shares were sold pursuant to an exemption under the Securities Act of 1933, as amended, under Regulation S, and were issued as “restricted stock.” Compedica was granted registration rights on a resale basis, upon demand, while the shares are restricted stock and Compedica is not otherwise able to sell the shares in the public market. The Portage ordinary shares acquired by Compedica are not subject to any lock up arrangement. Portage will reimburse Compedica for up to $50,000 of its legal fees in the transaction. Compedica was also granted the right to have an observer attend board meetings and review written consents of the board of directors, subject to being restricted from access (including participation in the meeting) to confidential or market sensitive information without a non-disclosure obligation with respect to such information. There are no broker fees from either party to the Subscription Agreement.

If Portage enters into an equity funding arrangement, subject to the monthly working capital requirements of Portage and unless agreed otherwise by the parties in writing, for a period of 12 months from the date of the Subscription Agreement, Portage will use not less than 50% of the net funds to subscribe for new Compedica equity at a price of $4.29 per share, the intended use of proceeds to be to support the continued development of the Compedica device and its commercialization. To the extent less than 50% of the equity financing are invested in Compedica by Portage in any month (the “Shortfall”), the Shortfall amount shall be added to the obligation of the Company to fund in the next following month (and the aggregate of Shortfalls shall continue to accrue and be rolled forward for the duration of the 12 month term, with any outstanding Shortfall amount not advanced as an equity investment at the end of the 12 month term immediately due and payable (unless agreed otherwise in writing by Compedica).

Notice of Compliance with Listing Standards

On June 24, 2025, the Company received notice from The Nasdaq Stock Market, LLC, indicating that the Company regained compliance with the minimum stockholders’ equity requirement for continued listing on The Nasdaq Capital Market. Accordingly, the previously announced listing matter has been closed.